PENSION AND RETIREMENT BENEFIT PLANS. (Details Narrative) $ in Thousands	Dec. 31, 2018 USD ($)
Postretirement Plan [Member]
Accumulated projected benefit obligation	$ 5,711
Retirement Plan [Member]
Accumulated projected benefit obligation	18,690
Fair value of plan assets	13,257
Underfunded amount	$ 5,433